FINANCIAL DEBT - Loans for purchase of equipment (Details) $ in Millions, $ in Millions					1 Months Ended		12 Months Ended		20 Months Ended
	Dec. 29, 2021 USD ($)	Jul. 27, 2021 USD ($)	May 14, 2021 USD ($)	May 07, 2019 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Jan. 20, 2021	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial Debt.
Annual rate of interest													4.00%
Outstanding amount												$ 266,921.0		$ 302,185.0	$ 312,340.0
Cisco Systems
Financial Debt.
Outstanding amount										$ 8.0
Bank and other financing entities loans | Finnvera
Financial Debt.
Principal amount			$ 30.0	$ 96.0
Half-yearly installments									13
Percentage of loan used to finance value of certain imported goods and services			85.00%	85.00%
Percentage of total amount committed by lenders			14.41%	7.82%
Disbursement for total amount	$ 13.5	$ 5.1			$ 95.9	$ 95.9
Amount received	11.6	4.4
Amount corresponding to the payment of first installment deducted from initial disbursement	$ 1.9	$ 0.7
Bank and other financing entities loans | Finnvera | LIBOR
Financial Debt.
Applicable margin					1.04%			1.04%	1.04%					1.04%
Loan for purchase of equipment | Finnvera
Financial Debt.
Outstanding amount							$ 71.0					$ 7,243.0
Loan for purchase of equipment | Cisco Systems
Financial Debt.
Principal amount					$ 76.8			$ 76.8	$ 76.8
Repayment term							50 months
Annual rate of interest							4.00%					4.00%
Amount received							$ 25.2	$ 51.6
Outstanding amount							$ 77.0				$ 842.1	$ 7,924.0